SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Foreign Currency and Derivative Financial Instruments) (Narrative) (Details)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Concentration Risk [Line Items]
Cash and cash equivalents, functional currency equivalent of foreign currency denominated amount	$ 4,068,050	¥ 27,969,872	$ 3,016,508	¥ 19,626,332